Notes Related to the Consolidated Statements of Financial Position - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 3,406	€ 2,245	€ 917
Increase	13,464	1,161	1,372
Decrease			(44)
Reclassification	(1,596)
Ending balance	15,274	3,406	2,245
Gross carrying amount [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,348	4,684	2,958
Increase	14,222	1,664	1,770
Decrease			(44)
Reclassification	(1,596)
Ending balance	18,974	6,348	4,684
Gross carrying amount [member] | Assets under construction [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,730	862	44
Increase	13,425	868	862
Decrease			(44)
Reclassification	(1,596)
Ending balance	13,559	1,730	862
Gross carrying amount [member] | Plant, equipment, and tooling [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,094	1,824	1,701
Increase	490	270	123
Ending balance	2,584	2,094	1,824
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,855	1,466	1,079
Increase	152	389	387
Ending balance	2,007	1,855	1,466
Gross carrying amount [member] | Office equipment and computers [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	669	532	134
Increase	155	137	398
Ending balance	824	669	532
Accumulated Amortization and Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,942)	(2,439)	(2,041)
Increase	(758)	(503)	(398)
Ending balance	(3,700)	(2,942)	(2,439)
Accumulated Amortization and Depreciation [member] | Plant, equipment, and tooling [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,571)	(1,406)	(1,257)
Increase	(248)	(165)	(149)
Reclassification	(5)
Ending balance	(1,824)	(1,571)	(1,406)
Accumulated Amortization and Depreciation [member] | Fixtures and fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,116)	(908)	(733)
Increase	(355)	(208)	(175)
Ending balance	(1,471)	(1,116)	(908)
Accumulated Amortization and Depreciation [member] | Office equipment and computers [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(255)	(125)	(51)
Increase	(155)	(130)	(74)
Reclassification	5
Ending balance	€ (405)	€ (255)	€ (125)